Taxes - Schedule of Taxes Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Taxes Payable [Abstract]
Income tax payable	$ 160	$ 155
VAT payable	4	164
Other tax payable	5	461
Total	$ 169	$ 780